Financial Assets and Financial Liabilities - Summary of Interest Rate Risk (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	¥ 4,605	¥ 1,695
Restricted bank deposits and short-term bank deposits	51	43
Borrowings	(63,801)	(56,732)
Obligations under finance leases	(66,868)	(61,041)
Floating interest rate [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	4,605	1,695
Restricted bank deposits and short-term bank deposits	51	43
Borrowings	(13,272)	(15,419)
Obligations under finance leases	(66,868)	(61,041)
Floating interest rate [member] | Interest rate swaps [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Notional amount	9,280	11,352
Fixed interest rate [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Borrowings	¥ (50,529)	¥ (41,313)